Bank Loan - Schedule of Bank Loan (Details) - USD ($)		12 Months Ended
		Jun. 30, 2025	Jun. 30, 2024
Short-term loans:
Annual Interest Rate		4.02%	4.39%
Total short-term loans		$ 3,343,291	$ 3,385,073
Industrial Bank, Xiamen [Member]
Short-term loans:
Annual Interest Rate	[1]	4.00%
Maturities	[1]	September 18, 2024
Total short-term loans	[1]		412,814
Industrial Bank, Xiamen [Member]
Short-term loans:
Annual Interest Rate	[2]	3.85%
Maturities	[2]	September 18, 2025
Total short-term loans	[2]	$ 418,784
Industrial Bank, Xiamen [Member]
Short-term loans:
Annual Interest Rate	[3],[4],[5],[6],[7],[8],[9]	4.00%
Maturities	[3],[4],[5],[6],[7],[8],[9]	January 30, 2025
Total short-term loans	[3],[4],[5],[6],[7],[8],[9]		412,814
Industrial Bank, Xiamen [Member]
Short-term loans:
Annual Interest Rate	[3],[4],[5],[6],[7],[9]	3.50%
Maturities	[3],[4],[5],[6],[7],[9]	January 22, 2026
Total short-term loans	[3],[4],[5],[6],[7],[9]	$ 418,784
Bank of Communications, Xiamen [Member]
Short-term loans:
Annual Interest Rate	[3],[4],[5],[6],[9]	3.65%
Maturities	[3],[4],[5],[6],[9]	December 18, 2024
Total short-term loans	[3],[4],[5],[6],[9]		195,591
Bank of Communications, Xiamen [Member]
Short-term loans:
Annual Interest Rate	[3],[5],[6],[9]	3.65%
Maturities	[3],[5],[6],[9]	December 18, 2024
Total short-term loans	[3],[5],[6],[9]		217,223
ICBC, Xiamen [Member]
Short-term loans:
Annual Interest Rate	[5],[6],[9]	3.65%
Maturities	[5],[6],[9]	August 1, 2024
Total short-term loans	[5],[6],[9]		412,814
ICBC, Xiamen [Member]
Short-term loans:
Annual Interest Rate	[5],[9]	3.35%
Maturities	[5],[9]	August 5, 2025
Total short-term loans	[5],[9]	$ 418,784
Rural Commercial Bank, Xiamen [Member]
Short-term loans:
Annual Interest Rate	[9]	6.90%
Maturities	[9]	March 7, 2025
Total short-term loans	[9]		412,814
Rural Commercial Bank, Xiamen [Member]
Short-term loans:
Annual Interest Rate	[10]	5.65%
Maturities	[10]	March 7, 2026
Total short-term loans	[10]	$ 417,388
Huaxia Bank, Xiamen [Member]
Short-term loans:
Annual Interest Rate	[11]	3.45%
Maturities	[11]	March 21, 2025
Total short-term loans	[11]		688,023
Huaxia Bank, Xiamen [Member]
Short-term loans:
Annual Interest Rate	[12]	3.10%
Maturities	[12]	March 25, 2026
Total short-term loans	[12]	$ 697,972
Bank of China, Xiamen [Member]
Short-term loans:
Annual Interest Rate	[13]	3.50%
Maturities	[13]	December 11, 2024
Total short-term loans	[13]		41,281
Bank of China, Xiamen [Member]
Short-term loans:
Annual Interest Rate	[14]	3.50%
Maturities	[14]	December 11, 2024
Total short-term loans	[14]		41,281
Bank of China, Xiamen [Member]
Short-term loans:
Annual Interest Rate	[15]	2.90%
Maturities	[15]	August 28, 2025
Total short-term loans	[15]	$ 418,784
Xiamen International Bank [Member]
Short-term loans:
Annual Interest Rate	[16]	4.50%
Maturities	[16]	June 14, 2025
Total short-term loans	[16]		550,418
Xiamen International Bank [Member]
Short-term loans:
Annual Interest Rate	[17]	4.00%
Maturities	[17]	June 5, 2026
Total short-term loans	[17]	$ 552,795

[1]	Loans from Industrial Bank, Xiamen was unsecured. The Effective date was September 19, 2023. Mr. Guohua Huang, the chief executive officer is Co-borrower.
[2]	Loans from Industrial Bank, Xiamen was unsecured. The Effective date was September 19, 2024.
[3]	Loans from Bank of Communications, Xiamen was personally guaranteed by Mr. Guohua Huang, the chief executive officer of the Company. The Effective date was December 25, 2023.
[4]	Loans from Bank of Communications, Xiamen was personally guaranteed by Mr. Guohua Huang, the chief executive officer of the Company. The Effective date was December 27, 2023.
[5]	Loans from ICBC, Xiamen was unsecured. The Effective date was August 5, 2024.
[6]	Loans from ICBC, Xiamen was unsecured. The Effective date was February 3, 2024.
[7]	Loans from Industrial Bank, Xiamen was unsecured. The Effective date was January 23, 2025.
[8]	Loans from Industrial Bank, Xiamen was unsecured. The Effective date was January 31, 2024. Mr. Guohua Huang, the chief executive officer is Co-borrower.
[9]	Loans from Rural Commercial Bank, Xiamen, was personally guaranteed by Mr. Guohua Huang, the chief executive officer of the Company. The Effective date was March 8, 2024.
[10]	Loans from Rural Commercial Bank, Xiamen, was personally guaranteed by Mr. Guohua Huang, the chief executive officer of the Company. The Effective date was March 7, 2025.
[11]	Loans from Huaxia Bank, Xiamen was unsecured. The Effective date was March 25, 2024.
[12]	Loans from Huaxia Bank, Xiamen was unsecured. The Effective date was March 26, 2025.
[13]	Loans from Bank of China, Xiamen was unsecured. The Effective date was December 11, 2023. Mr. Guohua Huang, the chief executive officer is Co-borrower.
[14]	Loans from Bank of China, Xiamen was unsecured. The Effective date was December 11, 2023. Mr. Guohua Huang, the chief executive officer is Co-borrower.
[15]	Loans from Bank of China, Xiamen was personally guaranteed by Mr. Guohua Huang, the chief executive officer of the Company. The Effective date was February 28, 2025.
[16]	Loans from Xiamen International Bank was personally guaranteed by Mr. Guohua Huang, the chief executive officer of the Company. The Effective date was June 14, 2024.
[17]	Loans from Xiamen International Bank was personally guaranteed by Mr. Guohua Huang, the chief executive officer of the Company. The Effective date was June 12, 2025.